Destinations Municipal Fixed Income Fund
Destinations Municipal Fixed Income Fund
Investment objective
Current income that is exempt from federal income taxation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Destinations Municipal Fixed Income Fund		Class I	Class Z
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.25%	0.10%
Total Annual Fund Operating Expenses		0.95%	0.80%
Fee Waivers and Expense Reimbursements		(0.15%)	(0.15%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	[1]	0.80%	0.65%
[1]	Effective June 30, 2019, the Fund's adviser, Brinker Capital, Inc. ("Brinker" or the "Adviser"), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2020. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Destinations Municipal Fixed Income Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	82	288	511	1,153
Class Z Shares	66	240	429	976

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities that pay interest that is exempt from regular federal income tax. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser” or “Brinker Capital”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which typically use a passive management (i.e., index-tracking) strategy. ETFs may also be used to transition the Fund’s portfolio or to equitize cash while awaiting an opportunity to purchase securities directly. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors. Currently, the Fund’s assets are managed by a single Sub-adviser, subject to the oversight of the Adviser.

In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. Interest income received by holders of municipal instruments is often exempt from the federal income tax and from the income tax of the state in which they are issued (although there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction), although municipal instruments issued for certain purposes may not be tax-exempt. For shareholders subject to the alternative minimum tax (“AMT”), a limited portion of the Fund’s dividends may be subject to federal tax.

The Fund primarily invests in investment grade debt obligations, but may invest to a limited extent in obligations that are rated below-investment grade (commonly referred to as “junk bonds”).

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive.

The Fund’s dollar-weighted average maturity, under normal circumstances, will range between three and ten years.

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest, to a lesser extent, in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non-hedging purposes.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund’s investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Principal risks of investing in the Fund
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

High Yield (Junk Bonds) Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by a Sub-adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Multi-Manager Risk. The Adviser may be unable to identify and retain Sub-advisers who achieve superior investment returns relative to other similar Sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Municipal Securities Risk. The risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, healthcare, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Puerto Rico Investment Risk. To the extent the Fund invests in Puerto Rico municipal securities, the Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Fund. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Tax Risk. The risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends. Some of the Fund’s income distributions may be, and distributions of the Fund’s gains may be, subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or other transactions, and some of the Fund’s income distributions may be subject to the federal alternative minimum tax applicable to non-corporate shareholders. This may result in a lower tax-adjusted return. Additionally, distributions of the Fund’s income and gains generally will be subject to state taxation.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I’s performance for the past calendar year and by showing how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of a broad measure of market performance. The Fund’s Class Z shares commenced operations on July 16, 2018 and, as of the date of this Prospectus, had not completed a full calendar year of operations. Accordingly, the performance table below does not provide the performance of Class Z shares. Returns for Class Z Shares would have been substantially similar to those of Class I Shares and would have differed only to the extent that Class I Shares have higher total annual fund operating expenses than Class Z Shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Annual Total Returns (%) as of December 31, 2018
Destinations Municipal Fixed Income Fund - Class I

The Fund’s best and worst calendar quarters
Best Quarter: 1.50% (12/31/2018)
Worst Quarter: -0.96% (03/31/2018)
The Fund’s Class I total return (pre-tax) from January 1, 2019 to March 31, 2019 was 2.45%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2018)
Average Annual Total Returns - Destinations Municipal Fixed Income Fund	1 Year	Since Inception	Inception Date
Class I	0.72%	1.09%	Mar. 20, 2017
Class I | Return After Taxes on Distributions	0.72%	0.99%	Mar. 20, 2017
Class I | Return After Taxes on Distributions and Sale of Fund Shares	0.96%	0.96%	Mar. 20, 2017
ICE BofAML US Municipal Securities 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	1.68%	1.99%	Mar. 20, 2017

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.